10. Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Valuation and Qualifying Accounts [Abstract]
Beginning balance	$ 18	$ 12
Additions / (Adjustments)	58	6
Balance	$ 76	$ 18